Note 7 - Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Preferred Stock [Text Block]
7.     Preferred Stock

Series B Convertible Preferred Stock

As of September 30, 2015, there are 100 shares of our Series B Convertible Preferred Stock outstanding (issued in December 2013), convertible into 285,714 shares of our common stock. During the nine-month period ended September 30, 2015, there were no conversions or other transactions involving our Series B Convertible Preferred Stock.

Series C Convertible Preferred Stock

In February 2015, we established from the authorized preferred stock a series of preferred stock, consisting of 3,000 shares of Series C Convertible Preferred Stock, $1,000 stated value (“Series C Preferred Shares”) and entered into a Securities Purchase Agreement (“SPA”) whereby we issued to two institutional investors (“Purchasers”) the Series C Preferred Shares for gross proceeds of $3.0 million. Net proceeds to the Company from this transaction, after deduction of placement agent fees and other expenses, were approximately $2.7 million.

The Series C Preferred Shares may be converted at any time at the option of the Purchasers into shares of our common stock. The initial conversion price of the Series C Preferred Shares was $0.18 per share (“Conversion Price”). The Series C Preferred Shares have a liquidation preference equal to the initial purchase price, have no voting rights, and are not entitled to a dividend.
The Series C Preferred Shares contains price adjustment provisions, which may, under certain circumstances, reduce the Conversion Price on several future dates according to a formula based on the then-current market price for our common stock. As discussed below, on April 8, 2015 the Conversion Price was adjusted to $0.142 per share resulting in an aggregate total of 21,126,760 shares of our common stock (“Conversion Shares”) into which the Series C Preferred Shares currently may be converted.

Pursuant to the terms of the SPA, we issued to each Purchaser Series D, E and F Warrants (collectively, the “Investor Warrants”), each to purchase up to a number of shares of our common stock equal to 100% of the Conversion Shares underlying the Series C Preferred Shares (up to 16,666,666 shares in the aggregate for each of the three series of warrants, or 49,999,998 shares in total). The Series D Warrants had an initial exercise price of $0.22 per share, are currently exercisable, and have a term of exercise equal to five years from the date of issuance. The Series E Warrants had an initial exercise price of $0.18 per share, are currently exercisable, and have a term of exercise equal to one year from the date of issuance. The Series F Warrants had an initial exercise price of $0.22 per share and have a term of exercise equal to five years from the date of issuance, but only vest and become exercisable upon, and in proportion to, the exercise of the one-year Series E Warrants.
We also issued to our placement agent warrants (“Placement Agent Warrants”) to acquire 1,333,333 shares of our Common Stock with terms substantially the same as the Series D Warrants.
The Investor Warrants and Placement Agent Warrants contain anti-dilution and price adjustment provisions, which may, under certain circumstances, (i) reduce the exercise price on several future dates according to a formula based on the then-current market price for our common stock and (ii) reduce the exercise price to match if we sell or grant options to purchase, including rights to reprice, our common stock or common stock equivalents at a price lower than the exercise price of the warrants, or if we announce plans to do so. The number of shares subject to warrants will not increase due to such reductions in exercise price.

In connection with the sale of the Series C Preferred Shares, we entered into a Registration Rights Agreement (“RRA”) with the Purchasers, pursuant to which we filed a registration statement with the Securities and Exchange Commission (“SEC”) on March 20, 2015. It was declared effective by the SEC on April 8, 2015, which triggered the price adjustment provisions of the Series C Preferred Shares and the related warrants. As of that date, the conversion price of the Series C Preferred Shares was reduced to $0.142, the exercise price of the Series E Warrants was reduced to $0.142, and the exercise price of the Series D Warrants, Series F Warrants and Placement Agent Warrants was reduced to $0.1704.

Accounting Treatment and Allocation of Proceeds
. We first assessed the Series C Preferred Shares under ASC Topic 480, “
Distinguishing Liabilities from Equity
” (“ASC 480”) and determined such preferred stock not to be a liability under ASC 480. We next assessed the preferred stock under ASC Topic 815. “
Derivatives and Hedging
” (“ASC 815”). The preferred stock contains an embedded feature allowing an optional conversion by the holder into common stock which meets the definition of a derivative. However, we believe that the preferred stock is an “equity host” (as described by ASC 815) for purposes of assessing the embedded derivative for potential bifurcation and determined that the optional conversion feature is clearly and closely associated to the preferred stock host; we therefore determined that the embedded derivative does not require bifurcation and separate recognition under ASC 815. We then assessed the preferred stock under ASC Topic 470, “
Debt
” (“ASC 470”), and determined there to be no beneficial conversion feature (“BCF”) requiring recognition at the issuance date. We also assessed the warrants issued in connection with the financing under ASC 815 and determined that they do not initially meet the definition of a derivative, but will require evaluation on an on-going basis.

The following is a summary of the allocation of the net proceeds from the preferred stock financing:

Net proceeds after transaction costs	$2,679,809
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,695,868)
Recorded value of Series C Preferred Shares at September 30, 2015	$983,941

7 .	Preferred Stock

Series A Convertible Preferred Stock

In March 2012, we issued 2,200 shares of our Series A Convertible Preferred Stock, $1,000 stated value (“Series A Preferred Stock”), which were originally convertible into 2,933,333 shares of our common stock, and warrants to purchase up to 8,799,999 shares of our common stock for gross proceeds of $2.2 million. Net proceeds, after deduction of placement agent fees and other expenses, were approximately $2.0 million.

Each share of Series A Preferred Stock was entitled to a liquidation preference equal to the initial purchase price, had no voting rights, and was not entitled to a dividend. The Series A Preferred Stock was convertible at any time at the option of the holders into shares of our common stock. The initial conversion price was $0.75 and during 2012, 1,412 of the Series A Preferred Shares were converted at this price into an aggregate of 1,882,667 shares of our common stock. Effective December 11, 2013, we amended the designation of the Series A Preferred Stock in connection with the issuance of our Series B Convertible Preferred Stock (see discussion below). The amendment had the effect of reducing the conversion price of the then-outstanding Series A Preferred Stock to $0.35 and during the remainder of 2013, 717 shares of the Series A Preferred Stock were converted at this price into an aggregate of 2,048,570 shares of our common stock. The remaining 71 shares of Series A Preferred Stock were converted into 202,857 shares of our common stock in January 2014, and there are no shares of Series A Preferred Stock outstanding at December 31, 2014.

We assessed the Series A Preferred Stock and the related warrants under ASC Topic 480, “
Distinguishing Liabilities from Equity
” (“ASC 480”), ASC Topic 815, “
Derivatives and Hedging
” (“ASC 815”), and ASC Topic 470, “
Debt
” (“ASC 470”). The preferred stock contains an embedded feature allowing an optional conversion by the holder into common stock which meets the definition of a derivative. However, we determined that the preferred stock is an “equity host” (as described by ASC 815) for purposes of assessing the embedded derivative for potential bifurcation and that the optional conversion feature is clearly and closely associated to the preferred stock host; therefore the embedded derivative does not require bifurcation and separate recognition under ASC 815. We determined there to be a beneficial conversion feature (“BCF”) requiring recognition at its intrinsic value. Since the conversion option of the preferred stock was immediately exercisable, the amount allocated to the BCF was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the preferred stock. We also assessed the warrants issued in connection with the financing under ASC 815 and determined that they did not initially meet the definition of a derivative, but will require evaluation on an on-going basis. As of December 31, 2014, we determined that the warrants still did not meet the definition of a derivative.

The following is a summary of the allocation of net proceeds and reconciliation to the carrying value of the Series A Preferred Stock at December 31, 2014:

Net proceeds	$1,999,032
Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Initial carrying value of preferred stock	871,614
Accretion of beneficial conversion feature (deemed dividend) related to issuance of Series B Convertible Preferred Stock	360,229
Conversions to common stock	(1,231,843)
Carrying value at December 31, 2014	$-0	-

Series B Convertible Preferred Stock

In December 2013, we issued 1,650 shares of our Series B Convertible Preferred Stock, $1,000 stated value (“Series B Preferred Stock”), which was originally convertible into 4,714,286 shares of our common stock, for gross proceeds of $1.65 million. Net proceeds, after deduction of transaction expenses, were approximately $1.6 million. No warrants were issued in connection with the transaction.

Each share of Series B Preferred Stock has a liquidation preference equal to the initial purchase price, has no voting rights, and is not entitled to a dividend. The Series B Preferred Stock may be converted at any time at the option of the holders into shares of our common stock at a conversion price of $0.35. During 2014, 1,550 shares of the Series B Preferred Stock were converted into 4,428,571 shares of our common stock. As of December 31, 2014, there were 100 shares of Series B Preferred Stock outstanding, convertible into 285,714 shares of our common stock.

In conjunction with the issuance of the Series B Preferred Stock, we entered into an agreement with the holders of the Series A Preferred Stock to amend the designation of the Series A Preferred Stock. The amendment had the effect of reducing the conversion price of the then-outstanding 788 Series A Preferred Shares from $0.75 to $0.35.

We assessed the Series B Preferred Stock using the same methodology as for the Series A Preferred Stock (see discussion above), and resulting in the same determinations. The following is a summary of the allocation of net proceeds and reconciliation to the carrying value of the Series B Preferred Stock at December 31, 2014:

Net proceeds	$1,615,798
Beneficial conversion feature – Series A Preferred Stock (recorded to Additional Paid-in Capital)	(360,229)
Beneficial conversion feature – Series B Preferred Stock (recorded to Additional Paid-in Capital)	(754,286)
Net proceeds allocated to preferred stock	501,283
Accretion of beneficial conversion feature (deemed dividend)	754,286
Conversions to common stock	(1,179,474)
Carrying value at December 31, 2014	$76,095